Derivative Liability (Details 1)	9 Months Ended
Sep. 30, 2018 USD ($)
Derivative Liability Details 1Abstract
Derivative liability as of December 31, 2017	$ 0
Fair value at the commitment date for convertible instruments	1,093,095
Change in fair value of derivative liability	(374,447)
Reclassification to additional paid-in capital for financial instruments that ceased to be a derivative liability	(13,370)
Derivative liability as of September 30, 2018	705,278
Change in fair value of derivative liability at the beginning of period	0
Day one gains/(losses) on valuation	446,512
Gains/(losses) from the change in fair value of derivative liability	(374,447)
Change in fair value of derivative liability at the end of period	$ 72,065